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USAA GLOBAL MANAGED VOLATILITY FUND
Fund Shares and Institutional Shares
SUPPLEMENT DATED NOVEMBER 16, 2015
TO THE FUND'S PROSPECTUS
DATED MAY 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Global Managed Volatility Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s expense example and to update you on a portfolio manager change for the Fund.

Effective as of the date of this Supplement, the expense example found on page 2 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Fund Shares and Institutional Shares is not continued beyond one year.

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$115	$411	$753	$1,719
Institutional Shares	$105	$320	$577	$1,313

Effective as of the date of this Supplement, Arnold J. Espe is no longer co-managing the Fund. As a result, all information relating to Mr. Espe as a co-manager of the Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

98449-1115

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USAA FLEXIBLE INCOME FUND
Fund Shares, Institutional Shares, and Adviser Shares
SUPPLEMENT DATED NOVEMBER 16, 2015
TO THE FUND'S PROSPECTUS
DATED MAY 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Flexible Income Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s expense example and to update you on a portfolio manager change for the Fund.

Effective as of the date of this Supplement, the expense example found on page 2 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Institutional Shares and Adviser Shares is not continued beyond one year.

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$95	$296	$515	$1,143
Institutional Shares	$83	$268	$471	$1,055
Adviser Shares	$118	$452	$811	$1,822

Effective as of the date of this Supplement, Brian W. Smith will become a co-manager of the Fund. The following information is hereby added to the prospectus on pages 7 and 24, respectively.

Brian W. Smith, CFA, CPA, Executive Director Mutual Funds Portfolios, has co-managed the Fund since November 2015.

Brian W. Smith, CFA, CPA, Executive Director Mutual Funds Portfolios, has co-managed the Fund since November 2015. Mr. Smith has 16 years of investment management experience and has worked for USAA for 30 years. Education:  B.B.A., University of Texas at San Antonio, M.B.A., University of Texas at San Antonio. He is a member of the CFA Institute and the CFA Society of San Antonio.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

98450-1115

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USAA S&P 500 INDEX FUND
Member Shares and Reward Shares
SUPPLEMENT DATED NOVEMBER 16, 2015
TO THE FUND'S PROSPECTUS
DATED MAY 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA S&P 500 Index Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s expense example.

Effective as of the date of this Supplement, the expense example found on page 2 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Member Shares and Reward Shares is not continued beyond one year.

	1 Year	3 Years	5 Years	10 Years
Member Shares	$27	$89	$159	$364
Reward Shares	$16	$57	$103	$239

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

98451-1115

[Missing Graphic Reference]
USAA TARGET RETIREMENT 2060 FUND
SUPPLEMENT DATED NOVEMBER 16, 2015
TO THE FUND'S PROSPECTUS
DATED MAY 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Target Retirement 2060 Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s expense example.

Effective as of the date of this Supplement, the expense example found on page 42 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Fund is not continued beyond one year.

1 Year	3 Years	5 Years	10 Years
$92	$353	$720	$1,752

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

98452-1115